Federated Hermes MDT Balanced Fund
(formerly, Federated MDT Balanced Fund)
Portfolio of Investments
October 31, 2020 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—53.5%
		Communication Services—4.5%
4,243		Activision Blizzard, Inc.	$321,322
2,376	[1]	Alphabet, Inc., Class A	3,839,877
194		Cable One, Inc.	335,981
21,112	[1]	Cars.com, Inc.	156,018
6,754		CenturyLink, Inc.	58,219
10,391		Cogent Communications Holdings, Inc.	579,818
1,550	[1]	Facebook, Inc.	407,821
5,028		Meredith Corp.	55,308
28,128	[1]	MSG Networks, Inc.	251,464
81	[1]	Netflix, Inc.	38,535
3,555	[1]	Pinterest, Inc.	209,567
18,917	[1]	TripAdvisor, Inc.	361,504
14,027		Verizon Communications, Inc.	799,399
482	[1]	Zillow Group, Inc.	43,057
		TOTAL	7,457,890
		Consumer Discretionary—6.5%
1,029	[1]	Amazon.com, Inc.	3,124,198
3,994	[1]	American Axle & Manufacturing Holdings, Inc.	26,840
202	[1]	AutoZone, Inc.	228,054
5,373	[1]	Cooper-Standard Holding, Inc.	84,302
477		Dollar General Corp.	99,555
4,138		Domino’s Pizza, Inc.	1,565,488
11,226		eBay, Inc.	534,694
1,947	[1]	Etsy, Inc.	236,736
24,635		Ford Motor Co.	190,429
957		Garmin Ltd.	99,547
2,558	[1]	G-III Apparel Group Ltd.	34,482
15,297		Goodyear Tire & Rubber Co.	126,659
3,674		Home Depot, Inc.	979,893
6,086		Lowe’s Cos., Inc.	962,197
74,144	[2]	Macy’s, Inc.	460,434
1,269		McDonald’s Corp.	270,297
2,201	[1]	Mohawk Industries, Inc.	227,121
860	[1]	O’Reilly Automotive, Inc.	375,476
834	[1]	Wayfair, Inc.	206,857
5,531		Wingstop, Inc.	643,421
3,586	[1]	YETI Holdings, Inc.	177,435
873		Yum! Brands, Inc.	81,477
		TOTAL	10,735,592
		Consumer Staples—3.5%
6,096	[1]	BJ’s Wholesale Club Holdings, Inc.	233,416
4,558		Church and Dwight, Inc.	402,882
3,234		Clorox Co.	670,246
26,545		Colgate-Palmolive Co.	2,094,135

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Consumer Staples—continued
891		Hershey Foods Corp.	$122,477
10,432		Kimberly-Clark Corp.	1,383,179
4,452		PepsiCo, Inc.	593,407
1,773		Procter & Gamble Co.	243,078
		TOTAL	5,742,820
		Energy—0.9%
3,965		Arch Resources, Inc.	121,131
3,619		Cimarex Energy Co.	91,814
862		ConocoPhillips	24,670
14,528	[2]	Continental Resources, Inc.	174,772
18,460		EOG Resources, Inc.	632,070
6,773		Helmerich & Payne, Inc.	100,714
21,158		Marathon Oil Corp.	83,786
15,207		PBF Energy, Inc.	71,017
18,653	[1]	Peabody Energy Corp.	24,062
885		Pioneer Natural Resources, Inc.	70,411
		TOTAL	1,394,447
		Financials—5.6%
5,354		Aflac, Inc.	181,768
534		Alleghany Corp.	292,061
10,929		Allstate Corp.	969,949
339		Ameriprise Financial, Inc.	54,521
992	[1]	Arch Capital Group Ltd.	29,968
10,284		Bank of New York Mellon Corp.	353,358
109		BlackRock, Inc.	65,314
6,900		Blackstone Mortgage Trust, Inc.	149,730
13,355		Cincinnati Financial Corp.	944,733
295		Everest Re Group Ltd.	58,139
1,122		Globe Life, Inc.	90,983
17,749		Huntington Bancshares, Inc.	185,300
5,721		Intercontinental Exchange, Inc.	540,062
521		Marketaxess Holdings, Inc.	280,741
1,975		MetLife, Inc.	74,754
3,042		MSCI, Inc., Class A	1,064,213
4,729		NASDAQ, Inc.	572,162
4,365		Northern Trust Corp.	341,648
5,529		Prudential Financial, Inc.	353,967
100		S&P Global, Inc.	32,273
917		Selective Insurance Group, Inc.	47,739
3,306		State Street Corp.	194,723
1,585		The Hartford Financial Services Group, Inc.	61,054
17,554		The Travelers Cos., Inc.	2,118,943
6,265		Zions Bancorporation, N.A.	202,172
		TOTAL	9,260,275
		Health Care—7.7%
337	[1]	10X Genomics, Inc.	46,135
803		Abbott Laboratories	84,403
1,997	[1]	Alexion Pharmaceuticals, Inc.	229,935
2,138	[1]	Allogene Therapeutics, Inc.	72,521
3,941		Amgen, Inc.	854,961

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
11,533	[1]	AnaptysBio, Inc.	$339,762
906		Anthem, Inc.	247,157
1,623	[1]	Arcus Biosciences, Inc.	35,381
2,723	[1]	Biogen, Inc.	686,387
1,397	[1]	Biohaven Pharmaceutical Holding Co. Ltd.	108,212
949		CIGNA Corp.	158,454
15,524	[1,2]	Community Health Systems, Inc.	96,870
1,403	[1]	Constellation Pharmaceuticals, Inc.	27,527
3,813		CVS Health Corp.	213,871
3,489	[1]	Davita, Inc.	300,926
2,205		Dentsply Sirona, Inc.	104,054
5,319		Eli Lilly & Co.	693,917
474	[1]	Emergent BioSolutions, Inc.	42,646
3,115		Gilead Sciences, Inc.	181,137
10,572	[1]	Hologic, Inc.	727,565
1,276		Humana, Inc.	509,481
1,311	[1]	IDEXX Laboratories, Inc.	556,939
743	[1]	IQVIA Holdings, Inc.	114,415
2,525	[1]	Jazz Pharmaceuticals PLC.	363,852
7,106		Johnson & Johnson	974,304
372		Medtronic PLC	37,412
13,595		Merck & Co., Inc.	1,022,480
7,854	[1]	Myriad Genetics, Inc.	97,625
2,796		Pfizer, Inc.	99,202
6,969	[1]	SAGE Therapeutics, Inc.	511,385
2,101	[1]	Seres Therapeutics, Inc.	58,597
229	[1]	United Therapeutics Corp.	30,739
481		UnitedHealth Group, Inc.	146,772
2,192	[1]	Veeva Systems, Inc.	591,950
2,893	[1]	Vertex Pharmaceuticals, Inc.	602,785
2,896	[1]	Waters Corp.	645,287
6,704		Zoetis, Inc.	1,062,919
		TOTAL	12,677,965
		Industrials—5.1%
2,875		AGCO Corp.	221,461
1,328	[1]	Atlas Air Worldwide Holdings, Inc.	78,565
7,124	[1]	CIRCOR International, Inc.	198,760
869		Curtiss Wright Corp.	73,309
2,437		Flowserve Corp.	70,965
3,390		Fortune Brands Home & Security, Inc.	274,149
997	[1]	Generac Holdings, Inc.	209,520
3,828		Hexcel Corp.	128,161
1,756		Hubbell, Inc.	255,516
106,744		KAR Auction Services, Inc.	1,554,193
1,586		Lockheed Martin Corp.	555,306
9,652		Masco Corp.	517,347
27,226		Otis Worldwide Corp.	1,668,409
10,000		Pitney Bowes, Inc.	53,100
1,436		Republic Services, Inc.	126,612
43,219		Spirit AeroSystems Holdings, Inc., Class A	786,154

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Industrials—continued
7,730	[1]	SPX Corp.	$327,675
1,437		TransUnion	114,471
4,872		Verisk Analytics, Inc.	867,070
2,292		Xylem, Inc.	199,725
		TOTAL	8,280,468
		Information Technology—13.6%
1,432	[1]	Adobe, Inc.	640,247
1,827		Alliance Data Systems Corp.	94,164
757		Analog Devices, Inc.	89,727
25,312		Apple, Inc.	2,755,464
6,309		Applied Materials, Inc.	373,682
1,294	[1]	Autodesk, Inc.	304,789
210	[1]	Avalara, Inc.	31,301
1,196	[1]	Bill.Com Holdings, Inc.	119,600
6,808		Booz Allen Hamilton Holding Corp.	534,428
1,401		Broadcom, Inc.	489,832
15,665	[1]	Cadence Design Systems, Inc.	1,713,281
4,701	[1]	Cirrus Logic, Inc.	323,758
570		Citrix Systems, Inc.	64,564
4,430	[1]	Crowdstrike Holdings, Inc.	548,611
722	[1]	DocuSign, Inc.	146,025
67,038		DXC Technology Co.	1,234,840
1,107	[1]	Elastic N.V.	112,261
1,576	[1]	EPAM Systems, Inc.	486,905
247	[1]	FleetCor Technologies, Inc.	54,565
2,216	[1]	Fortinet, Inc.	244,580
715	[1]	HubSpot, Inc.	207,400
8,944	[1]	Inphi Corp.	1,250,013
9,807		Intel Corp.	434,254
302		Intuit, Inc.	95,033
1,105	[1]	Keysight Technologies, Inc.	115,881
3,271		Mastercard, Inc.	944,141
11,281		Microsoft Corp.	2,284,064
151		Monolithic Power Systems	48,260
1,522		NVIDIA Corp.	763,070
444	[1]	Okta, Inc.	93,165
2,242		Oracle Corp.	125,799
11,010		Paychex, Inc.	905,573
6,849	[1]	PayPal Holdings, Inc.	1,274,804
12,572		Plantronics, Inc.	245,405
9,835		Qualcomm, Inc.	1,213,246
6,943		Sabre Corp.	45,268
943	[1]	Semtech Corp.	51,761
1,820	[1]	ServiceNow, Inc.	905,577
1,197	[1]	Square, Inc.	185,391
822	[1]	Synopsys, Inc.	175,793
313		Teradyne, Inc.	27,497
52	[1]	Trade Desk, Inc./The	29,455
8,203		Vishay Intertechnology, Inc.	133,053
4,987		Western Union Co.	96,947

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Information Technology—continued
256	[1]	Workday, Inc.	$53,791
9,197		Xerox Holdings Corp.	159,844
88	[1]	Zoom Video Communications, Inc.	40,560
560	[1]	Zscaler, Inc.	76,020
		TOTAL	22,343,689
		Materials—1.9%
20,604	[1]	Alcoa Corp.	266,204
20,255	[1]	Allegheny Technologies, Inc.	186,549
3,162	[1]	Berry Global Group, Inc.	147,444
47,282		Chemours Co./The	952,259
1,158	[1]	Crown Holdings, Inc.	99,356
11,320		Domtar, Corp.	270,322
2,929		PPG Industries, Inc.	379,950
983		Scotts Miracle-Gro Co.	147,499
867		Sherwin-Williams Co.	596,479
		TOTAL	3,046,062
		Real Estate—3.3%
1,500		Alexandria Real Estate Equities, Inc.	227,280
12,900		American Homes 4 Rent	364,683
600		American Tower Corp.	137,790
9,200	[2]	Americold Realty Trust	333,316
13,000		Brixmor Property Group, Inc.	142,480
3,400		Community Healthcare Trust, Inc.	157,420
6,400		Cubesmart	217,152
20,000		DiamondRock Hospitality Co.	98,800
555		Equinix, Inc.	405,838
4,350		Equity Lifestyle Properties, Inc.	257,477
11,000		Host Hotels & Resorts, Inc.	115,280
11,800		Invitation Homes, Inc.	321,668
16,000		Kimco Realty Corp.	164,160
17,500		Kite Realty Group Trust	181,300
2,700		ProLogis, Inc.	267,840
4,300		QTS Realty Trust, Inc.	264,493
2,685	[1]	Redfin Corp.	112,152
6,700		Rexford Industrial Realty, Inc.	311,282
13,500		STORE Capital Corp.	346,950
2,300		Sun Communities, Inc.	316,549
12,500		Sunstone Hotel Investors, Inc.	92,750
4,750		Terreno Realty Corp.	267,330
17,500		Urban Edge Properties	164,500
7,200		VICI Properties, Inc.	165,240
		TOTAL	5,433,730
		Utilities—0.9%
2,108		Evergy, Inc.	116,362
15,108		Exelon Corp.	602,658
1,476		NextEra Energy, Inc.	108,058
19,281		OGE Energy Corp.	593,276

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Utilities—continued
1,915		Public Service Enterprises Group, Inc.	$111,357
		TOTAL	1,531,711
		TOTAL COMMON STOCKS (IDENTIFIED COST $78,705,811)	87,904,649
		CORPORATE BONDS—15.1%
		Basic Industry - Chemicals—0.0%
$ 10,000		DuPont de Nemours, Inc., Sr. Unsecd. Note, 3.766%, 11/15/2020	10,012
10,000		DuPont de Nemours, Inc., Sr. Unsecd. Note, 5.319%, 11/15/2038	12,968
		TOTAL	22,980
		Basic Industry - Metals & Mining—0.1%
15,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.500%, 4/15/2040	18,512
62,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 3/1/2023	64,014
100,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 4/15/2023	108,019
20,000		Southern Copper Corp., Sr. Unsecd. Note, 6.750%, 4/16/2040	28,670
		TOTAL	219,215
		Capital Goods - Aerospace & Defense—0.8%
200,000		BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.000%, 9/15/2050	200,077
275,000		Boeing Co., Sr. Unsecd. Note, 4.875%, 5/1/2025	299,917
5,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 144A, 5.696%, 9/16/2023	5,097
110,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 144A, 3.844%, 5/1/2025	121,153
300,000		Leidos, Inc., Sr. Unsecd. Note, 144A, 2.300%, 2/15/2031	297,953
170,000		Leidos, Inc., Unsecd. Note, 144A, 3.625%, 5/15/2025	188,372
10,000		Raytheon Technologies Corp., Sr. Unsecd. Note, 144A, 3.100%, 11/15/2021	10,199
15,000		Spirit AeroSystems, Inc., Sr. Unsecd. Note, 4.600%, 6/15/2028	12,503
40,000	[3]	Textron Financial Corp., Jr. Sub. Note, 144A, 2.015% (3-month USLIBOR +1.735%), 2/15/2042	27,868
50,000		Textron, Inc., Sr. Unsecd. Note, 4.000%, 3/15/2026	55,128
50,000		Textron, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2024	54,667
		TOTAL	1,272,934
		Capital Goods - Building Materials—0.2%
200,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	214,196
80,000		Masco Corp., Sr. Unsecd. Note, 4.375%, 4/1/2026	93,140
		TOTAL	307,336
		Capital Goods - Construction Machinery—0.0%
10,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.375%, 4/5/2022	10,497
		Capital Goods - Diversified Manufacturing—0.2%
30,000		General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 3.100%, 1/9/2023	31,470
60,000		Lennox International, Inc., Sr. Unsecd. Note, 1.700%, 8/1/2027	59,977
175,000		Roper Technologies, Inc., Sr. Unsecd. Note, 2.000%, 6/30/2030	177,807
15,000		Thomas & Betts Corp., Sr. Unsecd. Note, 5.625%, 11/15/2021	15,790
		TOTAL	285,044
		Communications - Cable & Satellite—0.1%
145,000		Comcast Corp., Sr. Unsecd. Note, 2.800%, 1/15/2051	143,829
15,000		Comcast Corp., Sr. Unsecd. Note, 3.900%, 3/1/2038	17,759
10,000		Comcast Corp., Sr. Unsecd. Note, 4.400%, 8/15/2035	12,544
		TOTAL	174,132
		Communications - Media & Entertainment—0.3%
30,000		Grupo Televisa S.A., Sr. Unsecd. Note, 6.125%, 1/31/2046	38,881
20,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 5/1/2022	20,928
400,000		ViacomCBS, Inc., Sr. Unsecd. Note, 4.750%, 5/15/2025	459,321
		TOTAL	519,130

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Communications - Telecom Wireless—0.6%
$ 400,000	Crown Castle International Corp., Sr. Unsecd. Note, 3.250%, 1/15/2051	$398,449
150,000	Crown Castle International Corp., Sr. Unsecd. Note, 3.700%, 6/15/2026	167,205
200,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.250%, 9/17/2050	230,176
200,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.875%, 6/19/2049	247,802
	TOTAL	1,043,632
	Communications - Telecom Wirelines—0.5%
12,000	AT&T, Inc., Sr. Unsecd. Note, 144A, 3.500%, 9/15/2053	11,416
11,000	AT&T, Inc., Sr. Unsecd. Note, 144A, 3.650%, 9/15/2059	10,465
300,000	AT&T, Inc., Sr. Unsecd. Note, 3.650%, 6/1/2051	294,995
5,000	AT&T, Inc., Sr. Unsecd. Note, 4.500%, 5/15/2035	5,846
150,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.520%, 3/1/2049	185,184
29,000	Verizon Communications, Inc., Sr. Unsecd. Note, 144A, 2.987%, 10/30/2056	29,369
90,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.150%, 3/22/2030	100,289
90,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.150%, 3/15/2024	99,746
	TOTAL	737,310
	Consumer Cyclical - Automotive—0.2%
10,000	DaimlerChrysler North America Holding Corp., Company Guarantee, 8.500%, 1/18/2031	15,437
200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.336%, 3/18/2021	200,250
160,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.200%, 7/6/2021	162,179
10,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.950%, 4/13/2024	10,685
	TOTAL	388,551
	Consumer Cyclical - Lodging—0.0%
20,000	American Campus Communities Operating Partnership LP, Sr. Unsecd. Note, 4.125%, 7/1/2024	21,637
30,000	Hyatt Hotels Corp., Sr. Unsecd. Note, 3.375%, 7/15/2023	30,867
	TOTAL	52,504
	Consumer Cyclical - Retailers—0.3%
170,000	AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	199,433
250,000	AutoZone, Inc., Sr. Unsecd. Note, 3.250%, 4/15/2025	273,084
15,000	CVS Health Corp., Sr. Unsecd. Note, 3.700%, 3/9/2023	16,061
15,000	CVS Health Corp., Sr. Unsecd. Note, 4.100%, 3/25/2025	16,930
10,000	WalMart Inc., Sr. Unsecd. Note, 5.625%, 4/1/2040	14,931
	TOTAL	520,439
	Consumer Cyclical - Services—0.3%
200,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 2.800%, 6/6/2023	210,529
125,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.800%, 12/5/2024	140,320
25,000	Cintas Corp. No. 2, Sr. Unsecd. Note, 4.300%, 6/1/2021	25,572
15,000	Expedia Group, Inc., Sr. Unsecd. Note, Series WI, 3.250%, 2/15/2030	14,574
10,000	University of Southern California, Sr. Unsecd. Note, 5.250%, 10/1/2111	15,132
70,000	Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	77,913
15,000	Visa, Inc., Sr. Unsecd. Note, 4.150%, 12/14/2035	19,184
	TOTAL	503,224
	Consumer Non-Cyclical - Food/Beverage—1.0%
30,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.700%, 2/1/2036	36,765
85,000	Campbell Soup Co., Sr. Unsecd. Note, 2.375%, 4/24/2030	87,778
300,000	Danone SA, Sr. Unsecd. Note, 144A, 2.947%, 11/2/2026	329,733
140,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	151,590
80,000	General Mills, Inc., Sr. Unsecd. Note, 4.700%, 4/17/2048	106,803
270,000	Heineken NV, Sr. Unsecd. Note, 144A, 3.500%, 1/29/2028	305,250
200,000	Kerry Group Financial Services, Sr. Unsecd. Note, 144A, 3.200%, 4/9/2023	209,378
15,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 5.200%, 7/15/2045	16,583

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Food/Beverage—continued
$ 50,000	Mead Johnson Nutrition Co., Sr. Unsecd. Note, 4.125%, 11/15/2025	$57,645
235,000	PepsiCo, Inc., Sr. Unsecd. Note, 3.625%, 3/19/2050	283,504
	TOTAL	1,585,029
	Consumer Non-Cyclical - Health Care—0.2%
135,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2029	144,897
15,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 3.200%, 10/1/2022	15,659
180,000	Dentsply Sirona, Inc., Sr. Unsecd. Note, 3.250%, 6/1/2030	195,266
10,000	Laboratory Corp. of America Holdings, Sr. Unsecd. Note, 3.750%, 8/23/2022	10,508
	TOTAL	366,330
	Consumer Non-Cyclical - Pharmaceuticals—0.5%
500,000	AbbVie, Inc., Sr. Unsecd. Note, 144A, 4.250%, 11/21/2049	583,621
15,000	Amgen, Inc., Sr. Unsecd. Note, 4.400%, 5/1/2045	18,266
10,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.125%, 6/15/2039	12,369
15,000	Johnson & Johnson, Sr. Unsecd. Note, 3.550%, 3/1/2036	17,914
165,000	Zoetis, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2050	173,410
	TOTAL	805,580
	Consumer Non-Cyclical - Supermarkets—0.0%
10,000	Kroger Co., Sr. Unsecd. Note, 4.450%, 2/1/2047	12,147
	Energy - Independent—0.3%
250,000	Canadian Natural Resources Ltd., 3.900%, 2/1/2025	269,851
125,000	Cimarex Energy Co., Sr. Unsecd. Note, 3.900%, 5/15/2027	131,326
20,000	EQT Corp., Sr. Unsecd. Note, 3.900%, 10/1/2027	19,244
	TOTAL	420,421
	Energy - Integrated—0.7%
135,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.119%, 5/4/2026	147,708
20,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.224%, 4/14/2024	21,500
300,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.937%, 9/21/2028	343,674
5,000	ConocoPhillips, Company Guarantee, 6.500%, 2/1/2039	7,150
270,000	Exxon Mobil Corp., Sr. Unsecd. Note, 2.992%, 3/19/2025	293,952
75,000	Husky Energy, Inc., 4.000%, 4/15/2024	77,827
240,000	Husky Energy, Inc., Sr. Unsecd. Note, 4.400%, 4/15/2029	244,277
	TOTAL	1,136,088
	Energy - Midstream—0.5%
20,000	Energy Transfer Operating, Sr. Unsecd. Note, 5.500%, 6/1/2027	22,197
115,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.050%, 3/15/2025	121,015
75,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	80,233
10,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 6.125%, 12/15/2045	10,165
170,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.950%, 2/15/2027	193,325
20,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, Series MTN, 6.950%, 1/15/2038	25,751
40,000	MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	43,738
5,000	MPLX LP, Sr. Unsecd. Note, 4.500%, 4/15/2038	5,065
225,000	MPLX LP, Sr. Unsecd. Note, 5.500%, 2/15/2049	248,796
20,000	Texas Eastern Transmission LP, Sr. Unsecd. Note, 144A, 2.800%, 10/15/2022	20,596
10,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.750%, 8/15/2028	9,375
	TOTAL	780,256
	Energy - Refining—0.0%
15,000	HollyFrontier Corp., Sr. Unsecd. Note, 5.875%, 4/1/2026	15,835
15,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 4.500%, 4/1/2048	14,366
10,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 6.500%, 3/1/2041	11,654

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Energy - Refining—continued
$ 15,000		Valero Energy Corp., Sr. Unsecd. Note, 4.350%, 6/1/2028	$16,069
		TOTAL	57,924
		Financial Institution - Banking—2.5%
74,000		American Express Co., 2.650%, 12/2/2022	77,540
250,000		American Express Credit Corp., Sr. Unsecd. Note, Series MTN, 2.250%, 5/5/2021	252,092
300,000		Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.500%, 4/19/2026	336,422
10,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.499%, 5/17/2022	10,166
100,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 5.000%, 5/13/2021	102,484
200,000		Bank of America Corp., Sub. Note, Series L, 3.950%, 4/21/2025	223,409
15,000		Bank of America Corp., Sub. Note, Series MTN, 4.200%, 8/26/2024	16,726
15,000		Bank of America Corp., Sub. Note, Series MTN, 4.450%, 3/3/2026	17,271
20,000		Bank of New York Mellon, N.A., 3.400%, 5/15/2024	21,922
200,000		Citigroup, Inc., Sr. Unsecd. Note, 2.700%, 3/30/2021	201,994
40,000		Citigroup, Inc., Sr. Unsecd. Note, 2.876%, 7/24/2023	41,525
15,000		Citigroup, Inc., Sr. Unsecd. Note, 3.142%, 1/24/2023	15,460
250,000		Citigroup, Inc., Sr. Unsecd. Note, 3.300%, 4/27/2025	275,857
170,000		Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 5/1/2026	189,116
15,000		Citigroup, Inc., Sub. Note, 4.450%, 9/29/2027	17,314
30,000		Comerica, Inc., 3.800%, 7/22/2026	33,329
75,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.650%, 1/25/2024	81,726
40,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.200%, 2/23/2023	42,340
275,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.625%, 1/22/2023	293,484
150,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.250%, 2/1/2041	224,380
10,000	[4]	JPMorgan Chase & Co., Jr. Sub. Deb., Series X, 6.100%, 4/1/2169	10,526
25,000	[4]	JPMorgan Chase & Co., Jr. Sub. Note, Series FF, 5.000%, 2/1/2169	25,021
20,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.559%, 4/23/2024	21,429
15,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.882%, 7/24/2038	17,591
400,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	427,331
300,000		Morgan Stanley, 4.300%, 1/27/2045	386,850
120,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.500%, 4/21/2021	121,266
15,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.125%, 1/23/2023	15,857
15,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 4.000%, 7/23/2025	17,057
15,000		Morgan Stanley, Sub. Note, Series MTN, 4.100%, 5/22/2023	16,246
10,000		Natwest Group PLC, Sub. Note, 6.000%, 12/19/2023	11,241
10,000		State Street Corp., Sub. Deb., 3.031%, 11/1/2034	10,892
45,000		Sumitomo Mitsui Financial Group, Inc., Sr. Unsecd. Note, 3.102%, 1/17/2023	47,526
130,000		Truist Financial Corp., Sr. Unsecd. Note, 2.900%, 3/3/2021	130,880
250,000		US Bancorp, Sr. Unsecd. Note, Series MTN, 1.375%, 7/22/2030	247,148
10,000		Wells Fargo & Co., Series MTN, 4.100%, 6/3/2026	11,313
15,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.069%, 1/24/2023	15,454
10,000		Westpac Banking Corp., Sub. Note, Series GMTN, 4.322%, 11/23/2031	11,253
		TOTAL	4,019,438
		Financial Institution - Broker/Asset Mgr/Exchange—0.1%
80,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	90,095
70,000		Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	82,459
13,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 4/1/2024	14,989
15,000		XLIT Ltd., Sub. Note, 4.450%, 3/31/2025	16,945
		TOTAL	204,488
		Financial Institution - Finance Companies—0.4%
170,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.950%, 2/1/2022	173,056

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Financial Institution - Finance Companies—continued
$ 150,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.875%, 1/16/2024	$157,059
250,000	GE Capital International Funding, Inc., Sr. Unsecd. Note, 4.418%, 11/15/2035	270,567
25,000	Santander UK Group Holdings PLC, Sr. Unsecd. Note, 3.125%, 1/8/2021	25,120
	TOTAL	625,802
	Financial Institution - Insurance - Life—1.1%
200,000	Aflac, Inc., Sr. Unsecd. Note, 3.625%, 6/15/2023	216,749
400,000	AIA Group Ltd., Sub., 144A, 3.200%, 9/16/2040	412,112
25,000	American International Group, Inc., 4.500%, 7/16/2044	29,973
35,000	American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	38,760
125,000	American International Group, Inc., Sr. Unsecd. Note, 4.200%, 4/1/2028	145,610
220,000	Belrose Funding Trust, Sr. Unsecd. Note, 2.330%, 8/15/2030	219,390
10,000	Lincoln National Corp., Sr. Unsecd. Note, 4.200%, 3/15/2022	10,517
275,000	Mass Mutual Global Funding II, 144A, 2.000%, 4/15/2021	277,238
10,000	MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	16,299
15,000	MetLife, Inc., Jr. Sub. Note, 6.400%, 12/15/2036	18,568
250,000	MetLife, Inc., Sr. Unsecd. Note, 3.600%, 4/10/2024	275,179
15,000	Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	20,957
10,000	Principal Financial Group, Inc., Sr. Unsecd. Note, 3.125%, 5/15/2023	10,698
10,000	Principal Financial Group, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2022	10,531
50,000	Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.200%, 11/15/2040	68,224
	TOTAL	1,770,805
	Financial Institution - Insurance - P&C—0.2%
10,000	Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 4.200%, 8/15/2048	12,536
260,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 4.350%, 4/30/2050	278,692
65,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	109,544
	TOTAL	400,772
	Financial Institution - REIT - Apartment—0.2%
60,000	Camden Property Trust, Sr. Unsecd. Note, 2.800%, 5/15/2030	64,800
20,000	Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	20,900
200,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.100%, 8/1/2032	197,322
70,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 9/1/2026	76,234
	TOTAL	359,256
	Financial Institution - REIT - Healthcare—0.1%
185,000	Welltower, Inc., Sr. Unsecd. Note, 2.700%, 2/15/2027	194,973
	Financial Institution - REIT - Office—0.1%
70,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	80,137
	Financial Institution - REIT - Other—0.1%
105,000	WP Carey, Inc., Sr. Unsecd. Note, 3.850%, 7/15/2029	115,930
75,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	83,438
	TOTAL	199,368
	Financial Institution - REIT - Retail—0.2%
300,000	Kimco Realty Corp., Sr. Unsecd. Note, 2.700%, 10/1/2030	303,842
50,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.400%, 11/1/2022	52,582
	TOTAL	356,424
	Supranational—0.0%
30,000	Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	31,665
	Technology—0.8%
10,000	Apple, Inc., 3.850%, 5/4/2043	12,222
30,000	Apple, Inc., Sr. Unsecd. Note, 2.400%, 5/3/2023	31,471
200,000	Apple, Inc., Sr. Unsecd. Note, 2.950%, 9/11/2049	213,860

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Technology—continued
$ 20,000	Corning, Inc., Unsecd. Note, 4.750%, 3/15/2042	$24,514
240,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, 144A, 6.020%, 6/15/2026	284,321
125,000	Equifax, Inc., Sr. Unsecd. Note, 2.300%, 6/1/2021	126,146
53,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.500%, 4/15/2023	56,403
110,000	Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	123,488
20,000	Ingram Micro, Inc., Sr. Unsecd. Note, 5.000%, 8/10/2022	20,636
265,000	Intel Corp., Sr. Unsecd. Note, 3.400%, 3/25/2025	294,691
15,000	Microsoft Corp., Sr. Unsecd. Note, 3.450%, 8/8/2036	18,018
10,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	10,628
50,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 5.500%, 6/15/2045	68,358
	TOTAL	1,284,756
	Technology Services—0.0%
5,000	Global Payments, Inc., Sr. Unsecd. Note, 3.200%, 8/15/2029	5,411
	Transportation - Airlines—0.1%
30,000	Delta Air Lines, Inc., Sr. Unsecd. Note, 2.900%, 10/28/2024	26,138
110,000	Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	122,428
	TOTAL	148,566
	Transportation - Railroads—0.2%
50,000	Burlington Northern Santa Fe Corp., Deb., 5.750%, 5/1/2040	70,825
30,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2023	31,074
225,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.125%, 6/1/2026	238,161
	TOTAL	340,060
	Transportation - Services—0.3%
15,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2042	19,687
20,000	FedEx Corp., Sr. Unsecd. Note, 3.900%, 2/1/2035	23,228
25,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.650%, 7/29/2021	25,513
70,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.800%, 3/1/2022	71,981
200,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.750%, 6/9/2023	214,486
30,000	United Parcel Service, Inc., Sr. Unsecd. Note, 3.125%, 1/15/2021	30,176
125,000	United Parcel Service, Inc., Sr. Unsecd. Note, 3.900%, 4/1/2025	141,961
	TOTAL	527,032
	Utility - Electric—1.5%
70,000	Consolidated Edison Co., Sr. Unsecd. Note, Series 20B, 3.950%, 4/1/2050	82,691
70,000	Electricite de France SA, Note, 144A, 5.600%, 1/27/2040	91,173
300,000	Electricite de France SA, Sr. Unsecd. Note, 144A, 4.500%, 9/21/2028	353,543
140,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	169,137
280,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 4.625%, 9/14/2025	323,096
170,000	EverSource Energy, Sr. Unsecd. Note, 3.350%, 3/15/2026	188,113
200,000	Exelon Corp., Sr. Unsecd. Note, 3.400%, 4/15/2026	223,430
100,000	Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.250%, 6/15/2022	105,254
10,000	Great Plains Energy, Inc., Note, 4.850%, 6/1/2021	10,148
110,000	National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	119,901
25,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series MTNC, 8.000%, 3/1/2032	39,448
250,000	PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.100%, 5/15/2026	276,793
175,000	Southern Co., Sr. Unsecd. Note, 3.250%, 7/1/2026	194,900
300,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 1.800%, 10/15/2030	297,149
	TOTAL	2,474,776
	Utility - Natural Gas—0.4%
50,000	Enbridge Energy Partners LP, Sr. Unsecd. Note, 4.200%, 9/15/2021	51,153
65,000	National Fuel Gas Co., Sr. Unsecd. Note, 3.750%, 3/1/2023	67,663

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Utility - Natural Gas—continued
$ 445,000		National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	$487,434
15,000		Sempra Energy, Sr. Unsecd. Note, 2.900%, 2/1/2023	15,745
5,000		TransCanada PipeLines Ltd., Sr. Unsecd. Note, 6.200%, 10/15/2037	6,757
		TOTAL	628,752
		TOTAL CORPORATE BONDS (IDENTIFIED COST $22,698,089)	24,873,184
		U.S. TREASURIES—3.7%
		Treasury Inflation-Indexed Note—1.9%
172,239	[5]	U.S. Treasury Inflation-Protected Notes, 0.125%, 1/15/2022	174,141
855,236		U.S. Treasury Inflation-Protected Notes, 0.125%, 4/15/2025	904,009
454,563		U.S. Treasury Inflation-Protected Notes, 0.125%, 1/15/2030	495,695
658,873		U.S. Treasury Inflation-Protected Notes, 0.125%, 7/15/2030	722,361
581,256		U.S. Treasury Inflation-Protected Notes, 0.250%, 2/15/2050	662,221
139,391		U.S. Treasury Inflation-Protected Notes, 1.375%, 2/15/2044	192,858
		TOTAL	3,151,285
		U.S. Treasury Note—1.7%
1,000,000		United States Treasury Note, 0.125%, 9/30/2022	999,335
925,000		United States Treasury Note, 0.125%, 9/15/2023	923,037
200,000		United States Treasury Note, 0.125%, 10/15/2023	199,555
350,000		United States Treasury Note, 0.250%, 8/31/2025	348,004
150,000		United States Treasury Note, 0.250%, 9/30/2025	149,068
200,000		United States Treasury Note, 0.500%, 8/31/2027	198,280
25,000		United States Treasury Note, 2.125%, 9/30/2021	25,449
		TOTAL	2,842,728
		US Treasury Bond—0.1%
100,000		United States Treasury Bond, 1.375%, 8/15/2050	93,186
		TOTAL U.S. TREASURIES (IDENTIFIED COST $6,067,809)	6,087,199
		COMMERCIAL MORTGAGE-BACKED SECURITIES—1.2%
		Commercial Mortgage—1.2%
190,000		Bank, Class A4, 3.488%, 11/15/2050	214,115
70,000		Commercial Mortgage Pass-Through Certificates 2012-CR1, Class AM, 3.912%, 5/15/2045	71,897
200,000		Commercial Mortgage Trust 2013-CR8, Class B, 3.950%, 6/10/2046	204,346
62,105		Federal Home Loan Mortgage Corp. REMIC, Series K055, Class A1, 2.263%, 4/25/2025	64,502
397,726		Federal Home Loan Mortgage Corp. REMIC, Series K106, Class A1, 1.783%, 5/25/2029	413,604
350,000		Federal Home Loan Mortgage Corp. REMIC, Series K737, Class A2, 2.525%, 10/25/2026	381,470
200,000		FREMF Mortgage Trust 2013-K25 REMIC, Class B, 3.619%, 11/25/2045	208,750
200,000		JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	219,191
50,000		JPMDB Commercial Mortgage Securities Trust 2017-C5, Class A5, 3.693%, 3/15/2050	56,283
100,000		Morgan Stanley Capital I 2012-C4, Class AS, 3.773%, 3/15/2045	101,243
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,855,952)	1,935,401
		ASSET-BACKED SECURITIES—0.8%
		Auto Receivables—0.2%
400,000		Toyota Auto Receivables Owner Trust 2020-B, Class A4, 1.660%, 9/15/2025	407,597
		Equipment Lease—0.3%
500,000		HPEFS Equipment Trust 2020-2A, Class C, 2.000%, 7/22/2030	501,362
		Other—0.3%
450,000		PFS Financing Corp. 2020-G, Class A, 0.970%, 2/15/2026	450,404
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $1,349,796)	1,359,363

Shares or Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—0.5%
		Federal Home Loan Mortgage Corporation REMIC—0.0%
$ 45,063		Federal Home Loan Mortgage Corp., Pool G07801, 4.000%, 10/1/2044	$49,873
		Federal National Mortgage Association—0.5%
9,217		Federal National Mortgage Association, Pool 357761, 5.500%, 5/1/2035	10,739
1,216		Federal National Mortgage Association, Pool 728709, 5.500%, 7/1/2033	1,399
36,509		Federal National Mortgage Association, Pool 932864, 4.000%, 12/1/2040	40,499
61,309		Federal National Mortgage Association, Pool AB7859, 3.500%, 2/1/2043	67,645
44,331		Federal National Mortgage Association, Pool AD6938, 4.500%, 6/1/2040	49,730
28,419		Federal National Mortgage Association, Pool AQ0945, 3.000%, 11/1/2042	30,195
34,556		Federal National Mortgage Association, Pool AT2127, 3.000%, 4/1/2043	36,715
24,253		Federal National Mortgage Association, Pool AT7861, 3.000%, 6/1/2028	25,689
48,394		Federal National Mortgage Association, Pool BM4388, 4.000%, 8/1/2048	52,335
21,915		Federal National Mortgage Association, Pool BM5024, 3.000%, 11/1/2048	22,887
35,051		Federal National Mortgage Association, Pool BM5246, 3.500%, 11/1/2048	37,064
30,324		Federal National Mortgage Association, Pool CA0833, 3.500%, 12/1/2047	32,122
32,230		Federal National Mortgage Association, Pool CA4427, 3.000%, 10/1/2049	33,800
25,044		Federal National Mortgage Association, Pool FM0008, 3.500%, 8/1/2049	26,826
49,224		Federal National Mortgage Association, Pool FM1000, 3.000%, 4/1/2047	51,868
25,278		Federal National Mortgage Association, Pool FM1221, 3.500%, 7/1/2049	27,164
33,449		Federal National Mortgage Association, Pool MA0500, 5.000%, 8/1/2040	38,422
35,897		Federal National Mortgage Association, Pool MA0666, 4.500%, 3/1/2041	40,112
41,096		Federal National Mortgage Association, Pool MA1430, 3.000%, 5/1/2043	43,664
47,512		Federal National Mortgage Association, Pool MA2803, 2.500%, 11/1/2031	49,545
		TOTAL	718,420
		Government National Mortgage Association—0.0%
24,235		Government National Mortgage Association, Pool MA0625, 3.500%, 12/20/2042	26,418
17,660		Government National Mortgage Association, Pool MA1376, 4.000%, 10/20/2043	19,404
		TOTAL	45,822
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $768,327)	814,115
		MUNICIPAL BONDS—0.3%
125,000		Metropolitan Government Nashville & Davidson County, TN, GO Improvement Bonds (Series 2018), 4.000%, 7/1/2028	153,719
200,000		New York State Dormitory Authority State Personal Income Tax Revenue (New York State Personal Income Tax Revenue Bond Fund), State Personal Income Tax Revenue Bonds (Series 2019D), 4.000%, 2/15/2037	231,432
30,000		Texas State Transportation Commission - State Highway Fund, 5.178%, 4/1/2030	37,917
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $423,680)	423,068
		GOVERNMENT AGENCIES—0.1%
		Federal National Mortgage Association—0.1%
250,000		Federal National Mortgage Association Notes, 0.625%, 4/22/2025 (IDENTIFIED COST $249,538)	252,184
		COLLATERALIZED MORTGAGE OBLIGATIONS—0.0%
		Federal Home Loan Mortgage Corporation—0.0%
450		Federal Home Loan Mortgage Corp. REMIC, Series 1311, Class K, 7.000%, 7/15/2022	471
522		Federal Home Loan Mortgage Corp. REMIC, Series 1384, Class D, 7.000%, 9/15/2022	546
3,035		Federal Home Loan Mortgage Corp. REMIC, Series 2497, Class JH, 6.000%, 9/15/2032	3,460
		TOTAL	4,477
		Federal National Mortgage Association—0.0%
1,669	[3]	Federal National Mortgage Association REMIC, Series 1993-113, Class SB, 9.749% (10-year Constant Maturity Treasury +48.285%), Maximum Rate 9.749%, 7/25/2023	1,782
666		Federal National Mortgage Association REMIC, Series 2003-35, Class UC, 3.750%, 5/25/2033	703
		TOTAL	2,485

Shares or Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Non-Agency Mortgage—0.0%
$ 208	[6]	Bear Stearns Mortgage Securities, Inc. 1997-6, Class 1A, 6.269%, 3/25/2031	$200
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $6,785)	7,162
		EXCHANGE-TRADED FUNDS—8.1%
61,900		iShares Core MSCI Emerging Markets ETF	3,309,793
162,300		iShares MSCI EAFE ETF	9,963,597
		Total Exchange-Traded Funds (IDENTIFIED COST $14,377,722)	13,273,390
		INVESTMENT COMPANIES—17.5%
274,313		Bank Loan Core Fund	2,559,337
283,257		Emerging Markets Core Fund	2,770,252
1,044,638		Federated Hermes Government Obligations Fund, Premier Shares, 0.03%[7]	1,044,638
2,658,807		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.10%[7]	2,659,870
1,294,707		Federated Mortgage Core Portfolio	13,037,700
596,438		High Yield Bond Portfolio	3,626,346
354,743		Project and Trade Finance Core Fund	3,128,834
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $29,336,232)	28,826,977
		TOTAL INVESTMENT IN SECURITIES—100.8% (IDENTIFIED COST $155,839,741)	165,756,692
		OTHER ASSETS AND LIABILITIES - NET—(0.8)%[8]	(1,352,180)
		TOTAL NET ASSETS—100.0%	$164,404,512
At October 31, 2020, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
[1]United States Treasury Long Bond Long Futures	1	$172,469	December 2020	$(3,127)
[1]United States Treasury Note 2-Year Long Futures	23	$5,079,406	December 2020	$(1,077)
[1]United States Treasury Notes 10-Year Long Futures	9	$1,243,969	December 2020	$(8,709)
[1]United States Treasury Notes 10-Year Ultra Long Futures	10	$1,572,813	December 2020	$(17,523)
[1]United States Treasury Ultra Bond Long Futures	5	$1,075,000	December 2020	$(22,918)
Short Future:
[1]United States Treasury Note 5-Year Short Futures	10	$1,256,016	December 2020	$758
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(52,596)
The average notional value of long and short futures contracts held by the Fund throughout the period was $10,100,563 and $1,140,582, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”

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Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated fund holdings during the period ended October 31, 2020, were as follows:
Affiliates	Value as of 7/31/2020	Purchases at cost	Proceeds from Sales
Bank Loan Core Fund	$2,617,248	$1,890,194	$(1,970,000)
Emerging Markets Core Fund	$3,240,602	$982,224	$(1,391,880)
Federated Hermes Government Obligations Fund, Premier Shares*	$1,431,638	$4,860,140	$(5,247,140)
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	$5,427,864	$10,837,850	$(13,605,178)
Federated Mortgage Core Portfolio	$11,545,574	$1,569,541	$—
High Yield Bond Portfolio	$3,878,566	$692,791	$(900,000)
Project and Trade Finance Core Fund	$2,538,696	$577,078	$—
TOTAL OF AFFILIATED TRANSACTIONS	$30,680,188	$21,409,818	$(23,114,198)

Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 10/31/2020	Shares Held as of 10/31/2020	Dividend/ Income
$(30,309)	$52,204	$2,559,337	274,313	$27,334
$(155,129)	$94,435	$2,770,252	283,257	$39,024
$—	$—	$1,044,638	1,044,638	$—
$128	$(794)	$2,659,870	2,658,807	$1,272
$(77,415)	$—	$13,037,700	1,294,707	$80,956
$(75,657)	$30,646	$3,626,346	596,438	$55,041
$13,060	$—	$3,128,834	354,743	$22,878
$(325,322)	$176,491	$28,826,977	6,506,903	$226,505

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of October 31, 2020, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Collateral Received
$1,011,363	$1,044,638

3	Floating/variable note with current rate and current maturity or next reset date shown.
4	Perpetual Bond Security. The maturity date reflects the next call date.
5	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
6	JPMorgan Chase & Co. has fully and unconditionally guaranteed Bear Stearns’ outstanding registered debt securities.
7	7-day net yield.
8	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2020.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (the “Adviser”) and certain of the Advisers’ affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation meth ods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determine that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2020, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$87,792,388	$—	$—	$87,792,388
International	112,261	—	—	112,261
Debt Securities:
Corporate Bonds	—	24,873,184	—	24,873,184
U.S. Treasuries	—	6,087,199	—	6,087,199
Commercial Mortgage-Backed Securities	—	1,935,401	—	1,935,401
Asset-Backed Securities	—	1,359,363	—	1,359,363
Mortgage-Backed Securities	—	814,115	—	814,115
Municipal Bonds	—	423,068	—	423,068
Government Agencies	—	252,184	—	252,184
Collateralized Mortgage Obligations	—	7,162	—	7,162
Exchange-Traded Funds	13,273,390	—	—	13,273,390
Investment Companies[1]	25,698,143	—	—	28,826,977
TOTAL SECURITIES	$126,876,182	$35,751,676	$—	$165,756,692
Other Financial Instruments:[2]
Assets	$758	$—	$—	$758
Liabilities	(53,354)	—	—	(53,354)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(52,596)	$—	$—	$(52,596)

[1]
As permitted by U.S. generally accepted accounting principles, an Investment Company valued at $3,128,834 is measured at fair value using the NAV per share practical expedient and has not been categorized in the chart above but is included in the Total column. The price of shares redeemed of Project and Trade
Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.

[2]	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
ETF	—Exchange-Traded Fund
FREMF	—Freddie Mac Multifamily K-Deals
GMTN	—Global Medium Term Note
GO	—General Obligation
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit